Invested Assets and Investment Income - Summary of Invested Assets and Segregated Funds Net Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	$ 917,643
Asset at end of period	848,941	$ 917,643
Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	224,139
Asset at end of period	203,904	224,139
Public equities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	28,067
Asset at end of period	23,519	28,067
Level 3 [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	41,915	38,234
Net realized/unrealized gains (losses) included in net income	(3,465)	2,901
Net realized/unrealized gains (losses) included in net AOCI	1	2
Purchases	5,479	5,399
Sales	(2,100)	(1,977)
Settlements	(750)	(1,702)
Transfer into Level	366	44
Transfer out of Level	(398)	(718)
Currency Movement	1,527	(268)
Asset at end of period	42,575	41,915
Change in unrealized gains (losses) on assets still held	(1,846)	2,752
Level 3 [Member] | Derivatives [member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	2,101	3,443
Net realized/unrealized gains (losses) included in net income	(5,413)	(897)
Net realized/unrealized gains (losses) included in net AOCI	(7)
Purchases	(109)	14
Settlements	775	(182)
Transfer out of Level	(356)	(309)
Currency Movement	(163)	32
Asset at end of period	(3,172)	2,101
Change in unrealized gains (losses) on assets still held	(3,511)	(547)
Level 3 [Member] | Segregated funds net assets [member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	4,281	4,202
Net realized/unrealized gains (losses) included in net income	475	350
Purchases	246	68
Sales	(1,113)	(303)
Settlements	(46)	(28)
Transfer out of Level	(1)
Currency Movement	143	(8)
Asset at end of period	3,985	4,281
Change in unrealized gains (losses) on assets still held	79	116
Level 3 [Member] | FVTPL [Member] | Public equities [Member]
Disclosure of fair value measurement of assets [Line Items]
Net realized/unrealized gains (losses) included in net income	(6)
Purchases	69	62
Sales	(84)	(62)
Transfer into Level	87
Currency Movement	5
Asset at end of period	71
Change in unrealized gains (losses) on assets still held	(15)
Level 3 [Member] | FVTPL [Member] | Corporate [member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	40	510
Net realized/unrealized gains (losses) included in net income	(1)	11
Purchases	27	11
Sales		(93)
Settlements	(1)
Transfer into Level	6	11
Transfer out of Level	(40)	(409)
Currency Movement	1	(1)
Asset at end of period	32	40
Change in unrealized gains (losses) on assets still held	(1)	(8)
Level 3 [Member] | FVTPL [Member] | Other securitized assets [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	28	45
Net realized/unrealized gains (losses) included in net income	2	3
Sales		(9)
Settlements	(4)	(39)
Transfer into Level		28
Asset at end of period	26	28
Change in unrealized gains (losses) on assets still held	2	(4)
Level 3 [Member] | AFS [Member] | Public equities [Member]
Disclosure of fair value measurement of assets [Line Items]
Net realized/unrealized gains (losses) included in net income	(1)
Net realized/unrealized gains (losses) included in net AOCI	1
Level 3 [Member] | AFS [Member] | Other government and agency [Member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Transfer into Level	10
Currency Movement	(1)
Asset at end of period	9
Level 3 [Member] | AFS [Member] | Corporate [member] | Debt securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	1	3
Net realized/unrealized gains (losses) included in net income		1
Sales		(3)
Transfer out of Level	(1)
Asset at end of period		1
Level 3 [Member] | Real estate [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	35,533	30,589
Net realized/unrealized gains (losses) included in net income	1,473	3,448
Net realized/unrealized gains (losses) included in net AOCI	8	2
Purchases	5,342	5,317
Sales	(987)	(1,674)
Settlements	(1,479)	(1,492)
Transfer into Level	366	44
Transfer out of Level	(41)	(409)
Currency Movement	1,547	(292)
Asset at end of period	41,762	35,533
Change in unrealized gains (losses) on assets still held	1,586	3,183
Level 3 [Member] | Real estate [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	24,043	19,049
Net realized/unrealized gains (losses) included in net income	1,922	2,731
Net realized/unrealized gains (losses) included in net AOCI	7	2
Purchases	4,934	5,058
Sales	(666)	(1,131)
Settlements	(1,474)	(1,453)
Transfer into Level	248	5
Currency Movement	1,216	(218)
Asset at end of period	30,230	24,043
Change in unrealized gains (losses) on assets still held	2,046	2,569
Level 3 [Member] | Real estate [Member] | Investment property [Member]
Disclosure of fair value measurement of assets [Line Items]
Asset Beginning of period	11,421	10,982
Net realized/unrealized gains (losses) included in net income	(443)	702
Purchases	312	186
Sales	(237)	(376)
Transfer into Level	15
Currency Movement	326	(73)
Asset at end of period	11,394	11,421
Change in unrealized gains (losses) on assets still held	$ (446)	$ 626